GENERAL (Details)	Sep. 30, 2018 storage_unit carrier	Jul. 12, 2018
LNG Carrier
Business Acquisition [Line Items]
Number of vessels | carrier	4
FSRU
Business Acquisition [Line Items]
Number of vessels | storage_unit	6
Hilli LLC
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired		50.00%